Estimated Future Amortization Expense of Licensed Computer Software, Software Development Costs and Acquisition Technology Intangibles (Detail) (Computer Software, Intangible Asset, USD $)
In Thousands, unless otherwise specified
Dec. 31, 2012
Licensed computer software
Finite-Lived Intangible Assets [Line Items]
2013	$ 35,676
2014	31,020
2015	24,521
2016	15,911
2017	11,153
Software development costs
Finite-Lived Intangible Assets [Line Items]
2013	25,345
2014	19,025
2015	13,331
2016	9,028
2017	4,734
Acquisition technology intangibles
Finite-Lived Intangible Assets [Line Items]
2013	10,306
2014	8,471
2015	5,426
2016	3,958
2017	$ 2,474